Right of use assets and lease liabilities - Analysis of maturity lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [Line items]
Lease debt at January 1	€ 3,591
Lease debt at December 31	3,530	€ 3,591
Consolidated Entity [Member]
Lease liabilities [Line items]
Lease debt at January 1	3,319	3,317
New lease debts	798	314
Rent expense paid	(772)	(591)
Accretion of interest	98	91
Disposal		(25)
Exchange differences	(138)	213
Lease debt at December 31	€ 3,305	€ 3,319